UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of December 31, 2018 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 97.8%
Communication Services 1.8%
Entertainment 0.8%
Cinemark Holdings, Inc.	76,316	2,732,113
Media 1.0%
Sinclair Broadcast Group, Inc. "A"	132,221	3,482,701
Consumer Discretionary 16.3%
Auto Components 2.3%
Fox Factory Holding Corp.*	86,773	5,108,326
Tenneco, Inc. "A"	94,468	2,587,479
		7,695,805
Diversified Consumer Services 3.5%
Bright Horizons Family Solutions, Inc.*	29,751	3,315,749
K12, Inc.*	271,801	6,737,947
ServiceMaster Global Holdings, Inc.*	49,440	1,816,425
		11,870,121
Hotels, Restaurants & Leisure 1.9%
Del Taco Restaurants, Inc.*	126,705	1,265,783
Hilton Grand Vacations, Inc.*	78,846	2,080,746
Jack in the Box, Inc.	38,892	3,019,186
		6,365,715
Household Durables 3.7%
Helen of Troy Ltd.*	44,687	5,862,040
iRobot Corp.* (a)	59,189	4,956,487
TopBuild Corp.*	42,279	1,902,555
		12,721,082
Internet & Direct Marketing Retail 1.1%
GrubHub, Inc.*	15,421	1,184,487
Shutterfly, Inc.*	61,472	2,474,863
		3,659,350
Leisure Products 0.4%
YETI Holdings, Inc.* (a)	93,801	1,392,007
Specialty Retail 2.8%
Burlington Stores, Inc.*	13,872	2,256,558
Camping World Holdings, Inc. "A" (a)	167,599	1,922,360
Tailored Brands, Inc.	159,042	2,169,333
The Children's Place, Inc.	33,473	3,015,583
		9,363,834
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc.	24,458	1,996,262
Consumer Staples 2.8%
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	31,457	4,030,900
Food Products 0.2%
SunOpta, Inc.*	218,234	844,191
Household Products 1.4%
Church & Dwight Co., Inc.	44,299	2,913,102
Spectrum Brands Holdings, Inc.	43,726	1,847,424
		4,760,526
Energy 2.8%
Energy Equipment & Services 2.0%
Dril-Quip, Inc.*	95,869	2,878,946
Oil States International, Inc.*	137,377	1,961,743
SEACOR Marine Holdings, Inc.*	153,309	1,802,914
		6,643,603
Oil, Gas & Consumable Fuels 0.8%
California Resources Corp.*	122,292	2,083,856
Contango Oil & Gas Co.*	229,476	745,797
		2,829,653
Financials 6.6%
Banks 2.9%
Eagle Bancorp., Inc.*	54,707	2,664,778
FCB Financial Holdings, Inc. "A"*	96,288	3,233,351
South State Corp.	37,253	2,233,317
TriState Capital Holdings, Inc.*	84,962	1,653,361
		9,784,807
Capital Markets 1.3%
Affiliated Managers Group, Inc.	15,215	1,482,550
Moelis & Co. "A"	83,995	2,887,748
		4,370,298
Consumer Finance 1.2%
Green Dot Corp. "A"*	51,383	4,085,976
Insurance 1.2%
Progressive Corp.	67,148	4,051,039
Health Care 24.1%
Biotechnology 8.9%
Acceleron Pharma, Inc.*	23,613	1,028,346
Aimmune Therapeutics, Inc.*	105,833	2,531,525
Alkermes PLC*	36,429	1,075,020
Amicus Therapeutics, Inc.*	72,726	696,715
Arena Pharmaceuticals, Inc.*	44,221	1,722,408
BioMarin Pharmaceutical, Inc.*	50,016	4,258,862
Bluebird Bio, Inc.* (a)	18,359	1,821,213
Emergent BioSolutions, Inc.*	45,368	2,689,415
Heron Therapeutics, Inc.*	151,068	3,918,704
Ligand Pharmaceuticals, Inc.*	31,068	4,215,928
Neurocrine Biosciences, Inc.*	31,623	2,258,198
Retrophin, Inc.*	168,012	3,802,112
		30,018,446
Health Care Equipment & Supplies 4.6%
Cardiovascular Systems, Inc.*	153,623	4,376,719
Globus Medical, Inc. "A"*	58,053	2,512,534
iRhythm Technologies, Inc.*	12,019	835,080
Masimo Corp.*	30,411	3,265,229
Merit Medical Systems, Inc.*	34,636	1,933,035
Natus Medical, Inc.*	80,982	2,755,818
		15,678,415
Health Care Providers & Services 7.3%
AMN Healthcare Services, Inc.*	102,667	5,817,112
BioScrip, Inc.*	911,191	3,252,952
Molina Healthcare, Inc.*	61,584	7,157,293
Providence Service Corp.*	79,546	4,774,351
RadNet, Inc.*	151,985	1,545,687
Tivity Health, Inc.*	92,156	2,286,390
		24,833,785
Health Care Technology 2.2%
athenahealth, Inc.*	12,774	1,685,274
HMS Holdings Corp.*	204,759	5,759,871
		7,445,145
Pharmaceuticals 1.1%
Assertio Therapeutics, Inc.*	67,281	242,884
Avadel Pharmaceuticals PLC (ADR)*	101,972	263,088
Pacira Pharmaceuticals, Inc.*	76,241	3,279,888
		3,785,860
Industrials 18.6%
Aerospace & Defense 1.8%
Ducommun, Inc.*	170,190	6,181,301
Building Products 0.8%
Masonite International Corp.*	58,916	2,641,204
Commercial Services & Supplies 3.6%
Advanced Disposal Services, Inc.*	203,442	4,870,401
MSA Safety, Inc.	27,007	2,545,950
The Brink's Co.	74,440	4,812,546
		12,228,897
Construction & Engineering 1.1%
MasTec, Inc.*	91,946	3,729,330
Electrical Equipment 2.0%
Allied Motion Technologies, Inc.	53,498	2,390,826
Thermon Group Holdings, Inc.*	214,716	4,354,440
		6,745,266
Machinery 3.8%
Chart Industries, Inc.*	50,416	3,278,553
Hillenbrand, Inc.	83,300	3,159,569
Hyster-Yale Materials Handling, Inc.	37,678	2,334,529
Kennametal, Inc.	125,962	4,192,015
		12,964,666
Professional Services 1.6%
Kforce, Inc.	133,921	4,140,837
Mistras Group, Inc.*	84,677	1,217,655
		5,358,492
Trading Companies & Distributors 3.9%
H&E Equipment Services, Inc.	163,637	3,341,468
Rush Enterprises, Inc. "A"	192,114	6,624,091
Titan Machinery, Inc.*	240,056	3,156,736
		13,122,295
Information Technology 19.0%
Communications Equipment 0.7%
Lumentum Holdings, Inc.*	59,930	2,517,659
Electronic Equipment, Instruments & Components 0.7%
Anixter International, Inc.*	43,737	2,375,357
IT Services 4.6%
Broadridge Financial Solutions, Inc.	28,143	2,708,764
MAXIMUS, Inc.	74,339	4,838,725
WEX, Inc.*	30,024	4,205,161
WNS Holdings Ltd. (ADR)*	88,410	3,647,797
		15,400,447
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	42,567	1,827,401
Cabot Microelectronics Corp.	19,057	1,817,085
Cypress Semiconductor Corp.	78,875	1,003,290
Entegris, Inc.	142,055	3,962,624
Inphi Corp.*	48,878	1,571,428
		10,181,828
Software 10.0%
Agilysys, Inc.*	254,909	3,655,395
Aspen Technology, Inc.*	58,313	4,792,162
Cision Ltd.*	285,438	3,339,625
Envestnet, Inc.*	70,869	3,486,046
Five9, Inc.*	63,908	2,794,058
Proofpoint, Inc.*	48,721	4,083,307
QAD, Inc. "A"	95,042	3,738,002
Tyler Technologies, Inc.*	19,430	3,610,483
Varonis Systems, Inc.*	84,500	4,470,050
		33,969,128
Materials 2.6%
Chemicals 0.9%
Trinseo SA	68,567	3,138,997
Construction Materials 0.8%
Eagle Materials, Inc.	43,066	2,628,318
Metals & Mining 0.9%
Cleveland-Cliffs, Inc. (a)	401,421	3,086,928
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	73,400	1,874,636
National Storage Affiliates Trust	139,093	3,680,401
SBA Communications Corp. *	13,699	2,217,731
Urban Edge Properties	179,970	2,991,101
		10,763,869
Total Common Stocks (Cost $334,646,527)		331,475,616
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	319,214
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (c) (d) (Cost $7,922,616)	7,922,616	7,922,616
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 2.41% (c) (Cost $8,227,492)	8,227,492	8,227,492
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $351,008,735)	102.6	347,944,938
Other Assets and Liabilities, Net	(2.6)	(8,933,618)
Net Assets	100.0	339,011,320

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (c) (d)
14,396,697	—	6,474,081(e)	—	—	152,415	—	7,922,616	7,922,616
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 2.41% (c)
4,682,903	22,194,789	18,650,200	—	—	49,257	—	8,227,492	8,227,492
19,079,600	22,194,789	25,124,281	—	—	201,672	—	16,150,108	16,150,108

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $7,553,560, which is 2.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates..
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$331,475,616	$—	$—	$331,475,616
Convertible Preferred Stock	—	—	319,214	319,214
Short-Term Investments (f)	16,150,108	—	—	16,150,108
Total	$347,625,724	$—	$319,214	$347,944,938

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019